Summary of Significant Accounting Policies - Summary of Exposure to Foreign Currency Risk (Detail)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	€ 45,459,836		€ 76,589,129		€ 73,928,661	€ 90,927,673
Financial Assets at Fair Value through Profit or Loss	44,581,264		0
Available-for-sale Financial Assets	0		86,538,195
Financial Assets classified as Loans and Receivables	0		149,059,254
Accounts Receivable	17,732,933		11,234,308
Restricted Cash (included in Other Current Assets)			432,000
Accounts Payable and Accruals	(44,760,615)		(44,811,718)
Impairment [member]
Disclosure of significant accounting policies [line items]
Accounts Receivable	(90,000)		0
Currency risk [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	45,459,836		76,589,129
Financial Assets at Fair Value through Profit or Loss	44,581,264
Available-for-sale Financial Assets			86,538,195
Other Financial Assets at Amortized Cost	364,671,783
Financial Assets classified as Loans and Receivables			149,059,254
Accounts Receivable	17,732,933		11,234,308
Restricted Cash (included in Other Current Assets)	782,326		1,132,782
Accounts Payable and Accruals	(44,760,615)		(44,811,718)
Total	428,467,527		279,741,950
Currency risk [member] | Impairment [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	(16,000)		0
Financial Assets at Fair Value through Profit or Loss	0
Available-for-sale Financial Assets			0
Other Financial Assets at Amortized Cost	(1,152,000)
Financial Assets classified as Loans and Receivables			0
Accounts Receivable	(90,000)		0
Restricted Cash (included in Other Current Assets)	(3,000)		0
Accounts Payable and Accruals	0		0
Total	(1,261,000)		0
Currency risk [member] | Euro Member Countries, Euro [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	38,732,565		74,289,250
Financial Assets at Fair Value through Profit or Loss	34,971,116
Available-for-sale Financial Assets			86,538,195
Other Financial Assets at Amortized Cost	365,823,783
Financial Assets classified as Loans and Receivables			149,059,254
Accounts Receivable	17,570,035		11,199,652
Restricted Cash (included in Other Current Assets)	772,425		1,132,782
Accounts Payable and Accruals	(43,638,268)		(44,655,328)
Total	414,231,656		277,563,805
Currency risk [member] | United States of America, Dollars [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents | $		$ 6,743,271		$ 2,299,879
Financial Assets at Fair Value through Profit or Loss | $		9,610,148
Available-for-sale Financial Assets | $				0
Other Financial Assets at Amortized Cost | $		0
Financial Assets classified as Loans and Receivables | $				0
Accounts Receivable | $		252,898		34,656
Restricted Cash (included in Other Current Assets) | $		12,901		0
Accounts Payable and Accruals | $		(1,122,347)		(156,390)
Total | $		$ 15,496,871		$ 2,178,145
Currency risk [member] | Other Currency [member] | Gross carrying amount [member]
Disclosure of significant accounting policies [line items]
Cash and Cash Equivalents	0		0
Financial Assets at Fair Value through Profit or Loss	0
Available-for-sale Financial Assets			0
Other Financial Assets at Amortized Cost	0
Financial Assets classified as Loans and Receivables			0
Accounts Receivable	0		0
Restricted Cash (included in Other Current Assets)	0		0
Accounts Payable and Accruals	0		0
Total	€ 0		€ 0